Note 17 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Jul. 31, 2026	Oct. 31, 2025
Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	$ 5,909,865	$ 4,860,863
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	103,793	103,516
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	416
Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	293,441	310,874
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	5,887,993	4,918,431
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	99,957	99,878
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
At fair value [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	416
At fair value [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	293,441	310,874
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	99,957	99,878
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 2 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	416
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	5,887,993	4,918,431
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Derivative liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	0	0
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Amortized cost, liabilities	293,441	310,874
FVOCI, liabilities	0	0
FVTPL, liabilities	0	0
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	490,049	581,710
Cash and cash equivalents [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	490,049	581,710
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	490,049	581,710
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Securities [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	134,178	80,923
FVTPL, assets	0	0
Securities [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	134,178	80,923
FVTPL, assets	0	0
Securities [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	134,178	80,923
FVTPL, assets	0	0
Securities [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Securities [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member]
Statement Line Items [Line Items]
Amortized cost, assets	6,161,542	5,066,378
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	6,171,345	5,050,931
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Loans, net [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	6,171,345	5,050,931
FVOCI, assets	0	0
FVTPL, assets	0	0
Derivatives [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	2,265	0
Derivatives [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	2,265	0
Derivatives [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Derivatives [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	2,265	0
Derivatives [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Other financial assets [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	953
FVTPL, assets	0	0
Other financial assets [member] | At fair value [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	953
FVTPL, assets	0	0
Other financial assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Other financial assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	0
FVTPL, assets	0	0
Other financial assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Amortized cost, assets	0	0
FVOCI, assets	0	953
FVTPL, assets	$ 0	$ 0